DISCLOSURE OF OTHER INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total Other Income	$ 573,017	$ 100,129	$ 378,977
Gain from changes in fair value of biological assets (note 20)	264,477	12,932	81,986
Net income from insurance compensation	204,966	2,046	1,101
Revenue from export promotion	943	1,157	1,608
Lease income	10,158	3,447	1,689
Gain on sales of assets	27,755	48,653	241,662
Access easement	488	905	308
Recovery of tax credits	7,102	0	1,674
Compensations received	7,285	221	7,018
Gain on sales of subsidiary	0	0	20,381
Reversal of impairment loss assets	6,886	2,288	0
Reimbursement provisions (legal and others)	12,322	4,524	0
Other operating income	30,635	23,956	21,550
Total Other Expenses by function	(480,336)	(373,889)	(192,101)
Depreciation of leased assets	(1,494)	0	0
Provision Legal expenses	(14,398)	(10,478)	(8,466)
Impairment provision for property, plant and equipment, provision for inventory obsolescence, withdrawals and others	(110,559)	(170,207)	(76,218)
Operating expenses related to staff restructuring or from plants stoppage or closed	(236,525)	(82,337)	(5,875)
Expenses related to projects	(13,975)	(27,837)	(20,663)
Loss of asset sales	(12,389)	(12,575)	(9,996)
Loss and repair of assets	(11,076)	(12,585)	(1,700)
Loss of forest due to fires	(25,101)	(17,127)	(38,133)
Other Taxes	(20,977)	(20,413)	(17,666)
Research and development expenses	(3,939)	(4,432)	(2,903)
Fines, readjustments and interest	(1,146)	(6,142)	(241)
Loss on sale of permanent investments	0	0	(431)
Loss of tax credits	(4,287)	(212)	(491)
Other expenses	(24,470)	(9,544)	(9,318)
Total Finance Income	131,666	72,116	33,499
Finance income by mutual funds - term deposits	113,522	60,054	30,720
Finance income resulting from derivatives	8	39	39
Other finance income	18,136	12,023	2,740
Total Finance Costs	(373,496)	(200,366)	(219,982)
Interest expense, Bank borrowings	(78,753)	(20,827)	(20,013)
Interest expense, Bonds	(214,079)	(114,297)	(138,334)
Interest expense resulting from derivatives	(26,800)	(17,774)	(17,598)
Interest expense for right-of-use	(19,995)	(9,825)	(8,042)
Other finance costs	(33,869)	(37,643)	(35,995)
Total	7,709	33,684	31,386
Investments in associates	3,990	7,069	330
Investments in joint ventures	$ 3,719	$ 26,615	$ 31,056